AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 1999
    -----------------------------------------------------------------------

                                                           FILE NOS. 002-82511
                                                                     811-03688

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      POST-EFFECTIVE AMENDMENT NO. 23 /X/

                                    AND/OR

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940

                              AMENDMENT NO. 20/X/

                      NORTHBROOK VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                       NORTHBROOK LIFE INSURANCE COMPANY
                              (Name of Depositor)

                                3100 SANDERS ROAD
                          NORTHBROOK, ILLINOIS 60062
                                 847/402-2400
        (Address and Telephone Number of Depositor's Principal Offices)

                              MICHAEL J. VELOTTA
                 VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                       NORTHBROOK LIFE INSURANCE COMPANY
                              3100 SAUNDERS ROAD
                          NORTHBROOK, ILLINOIS 60062
                                 847/402-2400
      (Name, Complete Address and Telephone Number of Agent for Service)

                      COPIES TO:

     RICHARD T. CHOI, ESQUIRE
   FREEDMAN, LEVY, KROLL & SIMONDS            CHRISTINE A. EDWARDS, ESQUIRE
    1050 CONNECTICUT AVENUE, N.W.               DEAN WITTER REYNOLDS INC.
             SUITE 825                           TWO WORLD TRADE CENTER
     WASHINGTON, D.C. 20036-5366                NEW YORK, NEW YORK 10048

           Approximate date of proposed public offering: Continuous

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                            (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 1999 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(i) of Rule 485

                   IF APPROPRIATE, CHECK THE FOLLOWING BOX:

    / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in the Northbrook Variable Annuity Account under deferred variable annuity contracts.

                          DEAN WITTER VARIABLE ANNUITY


NORTHBROOK LIFE INSURANCE COMPANY                 PROSPECTUS DATED MAY 1, 1999
P.O. BOX 94040
PALATINE, IL 60094
TELEPHONE NUMBER: 1-800-654-2397


Northbrook Life Insurance Company ("NORTHBROOK") has issued the Morgan Stanley Dean Witter Variable Annuity, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 13 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include a fixed account option ("FIXED ACCOUNT") and 12 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Northbrook Variable Annuity Account ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of the following mutual fund portfolios ("PORTFOLIOS") of the Morgan Stanley Dean Witter Variable Investment Series ("FUND"):

MONEY MARKET PORTFOLIO                 GLOBAL DIVIDEND GROWTH PORTFOLIO
QUALITY INCOME PLUS PORTFOLIO          EUROPEAN GROWTH PORTFOLIO
HIGH YIELD PORTFOLIO                   PACIFIC GROWTH PORTFOLIO
UTILITIES PORTFOLIO                    CAPITAL GROWTH PORTFOLIO
INCOME BUILDER PORTFOLIO               EQUITY PORTFOLIO
DIVIDEND GROWTH PORTFOLIO              STRATEGIST PORTFOLIO


WE (Northbrook) have filed a Statement of Additional Information, dated May 1, 1999, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page __ of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (HTTP://WWW.SEC.GOV). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.


                | THE SECURITIES  AND EXCHANGE  COMMISSION HAS NOT APPROVED OR
                | DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                | HAS IT  PASSED  ON THE  ACCURACY  OR THE  ADEQUACY  OF  THIS
                | PROSPECTUS.  ANYONE WHO TELLS YOU  OTHERWISE IS COMMITTING A
                | FEDERAL CRIME.
IMPORTANT       |
NOTICES         |
                | THE CONTRACTS ARE NOT FDIC INSURED.

TABLE OF CONTENTS

                                                                                                 PAGE


                       IMPORTANT TERMS.......................................................
                       THE CONTRACT AT A GLANCE..............................................
      OVERVIEW         HOW THE CONTRACT WORKS................................................
                       EXPENSE TABLE.........................................................
                       FINANCIAL INFORMATION.................................................


                       THE CONTRACT..........................................................
                       PURCHASES.............................................................
                       CONTRACT VALUE........................................................
                       INVESTMENT ALTERNATIVES...............................................
                         The Variable Sub-Accounts...........................................
                         The Fixed Account...................................................
                         Transfers...........................................................
      CONTRACT         EXPENSES..............................................................
      FEATURES         ACCESS TO YOUR MONEY..................................................
                       INCOME PAYMENTS.......................................................
                       DEATH BENEFITS........................................................


                       MORE INFORMATION ABOUT:
                         Northbrook..........................................................
                         The Variable Account................................................
                         The Portfolios......................................................
                         The Contract........................................................
         OTHER           Qualified Plans.....................................................
      INFORMATION        Legal Matters.......................................................
                         Year 2000...........................................................
                       TAXES.................................................................
                       PERFORMANCE INFORMATION...............................................
                       APPENDIX A--ACCUMULATION UNIT VALUES..................................
                       STATEMENT OF  ADDITIONAL INFORMATION TABLE OF CONTENTS................

IMPORTANT TERMS


This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                                          PAGE

 ACCUMULATION PHASE..................................................
 ACCUMULATION UNIT ..................................................
 ACCUMULATION UNIT VALUE ............................................
 ANNUITANT...........................................................
 AUTOMATIC ADDITIONS PROGRAM.........................................
 AUTOMATIC INCOME WITHDRAWALS........................................
 BENEFICIARY.........................................................
*CONTRACT ...........................................................
 CONTRACT ANNIVERSARY................................................
 CONTRACT OWNER ("YOU") .............................................
 CONTRACT VALUE .....................................................
 CONTRACT  YEAR......................................................
 DEATH BENEFIT.......................................................
 DOLLAR COST AVERAGING PROGRAM.......................................
 FIXED ACCOUNT.......................................................
 FREE WITHDRAWAL AMOUNT .............................................
 FUND................................................................
 INCOME PLAN ........................................................
 INVESTMENT ALTERNATIVES ............................................
 ISSUE DATE .........................................................
 NORTHBROOK ("WE")...................................................
 PAYOUT PHASE........................................................
 PAYOUT START DATE  .................................................
 PORTFOLIOS..........................................................
 QUALIFIED CONTRACTS.................................................
 SEC.................................................................
 SETTLEMENT  VALUE ..................................................
 VALUATION DATE......................................................
 VARIABLE ACCOUNT ...................................................
 VARIABLE SUB-ACCOUNT ...............................................


* In certain states the Contract is available only as a group Contract. In these states, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.

THE CONTRACT AT A GLANCE


The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


 -----------------------------------------------------------------------------

 FLEXIBLE PAYMENTS      Although we are no longer offering new Contracts,  you
                        can add to your current Contract as often and as much as you like, but each payment must be at least $25. We may limit the total payments you can make in a "CONTRACT YEAR," which we measure from the date we issue your Contract and each Contract anniversary.

 -----------------------------------------------------------------------------

 EXPENSES               You will bear the following expenses:

                        * Total Variable Account annual fees equal to 1.00% of average daily net assets

                        *   Annual contract maintenance charge of $30

                        * Withdrawal charges not to exceed 6% of purchase payment withdrawn (with certain exceptions)

                        *   State premium tax (if your state imposes one)

                        In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.

 -----------------------------------------------------------------------------

 INVESTMENT             The  Contract   offers  13   investment   alternatives
 ALTERNATIVES           including:

                        * The Fixed Account (which credits interest at rates we guarantee), and

                        * 12 Variable Sub-Accounts investing in Portfolios offering professional money management by Morgan Stanley Dean Witter Advisors, Inc.

                        To find out current rates being paid on the Fixed Account, or to find out how the Variable Sub-Accounts have performed, call us at 1-800-654-2397.

 -----------------------------------------------------------------------------

 SPECIAL SERVICES       For your convenience, we offer these special services:

                        *   AUTOMATIC ADDITIONS PROGRAM
                        *   AUTOMATIC INCOME WITHDRAWALS
                        *   DOLLAR COST AVERAGING PROGRAM

 -----------------------------------------------------------------------------

 -----------------------------------------------------------------------------

 INCOME PAYMENTS        You can choose fixed income payments,  variable income
                        payments, or a combination of the two. You can receive your income payments in one of the following ways:

                        *   life income with payments guaranteed for 10 years
                        *   joint and survivor life income
                        *   guaranteed payments for a specified period

 -----------------------------------------------------------------------------

 DEATH BENEFITS         If  you  or  the  ANNUITANT  die  before  the  PAYOUT
                        START DATE, we will pay the death benefit described in the Contract.

 -----------------------------------------------------------------------------

 TRANSFERS              Before the Payout Start Date,  you may  transfer  your
                        Contract value ("CONTRACT VALUE") among the investment alternatives, with certain restrictions. Transfers must be at least $100 or the total amount in the investment alternative, whichever is less.

 -----------------------------------------------------------------------------

 WITHDRAWALS            You may withdraw some or all of your Contract Value at
                        anytime  prior to the Payout Start Date.  You may take
                        partial  withdrawals   automatically  through  monthly
                        Automatic Income Withdrawals. In general, you must withdraw at least $500 at a time or the total amount in the investment alternative, if less. A 10% federal tax penalty may apply if you withdraw before you are 591/2years old. A withdrawal charge also may apply.

 -----------------------------------------------------------------------------

HOW THE CONTRACT WORKS

      The Contract basically works in two ways.

      First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 13 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account. If you invest in the Fixed Account, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

      Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page __. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

      The timeline below illustrates how you might use your Contract.


 ISSUE                                                   Payout Start
 DATE               Accumulation Phase                        Date            PAYOUT PHASE
 *-------------------------------------------------------------()-----------------------------------()------------------?---------
                   You save for retirement

You buy                                                  You elect to receive                You can receive       Or you can
a Contract                                               income payments or                  income                receive income
                                                         receive a lump sum                  payments for a        payments
                                                         payment                             set period            for life


      As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. SEE "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. SEE "Death Benefits."

      Please call us at 1-800-654-2397 if you have any question about how the Contract works.

EXPENSE TABLE

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectus for the Fund.

 -----------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of purchase payments)*

Number of Complete Years
Since We Received the Purchase
Payment Being Withdrawn:           0      1      2      3      4     5      6+

Applicable Charge:                 6%     5%     4%     3%     2%    1%     0%

Annual Contract Maintenance Charge......................................$30.00
Transfer Fee..............................................................None

      * Each Contract Year, you may make one withdrawal of up to 10% of your aggregate purchase payments, excluding those made one year before the withdrawal, without incurring a withdrawal charge. The cumulative total of all withdrawal charges is guaranteed never to exceed 7% of your purchase payments (not including earnings attributable to these payments).

VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of daily net asset value deducted from each Variable Sub-Accounts)
Mortality and Expense Risk Charge........................................1.00%
       Total Variable Account Annual Expenses............................1.00%

  PORTFOLIO ANNUAL EXPENSES (After Voluntary Reductions and Reimbursements)
           (as a percentage of Portfolio average daily net assets)


                                                              Total
                                                            Portfolio
                                Management       Other        Annual
Portfolio                          Fees        Expenses      Expenses
Money Market                       0.50%         0.02%        0.52%
Quality Income Plus                0.50%         0.02%        0.52%
High Yield                         0.50%         0.03%        0.53%
Utilities                          0.65%         0.02%        0.67%
Income Builder                     0.75%         0.06%        0.81%
Dividend Growth                    0.52%         0.01%        0.53%
Capital Growth                     0.65%         0.05%        0.70%
Global Dividend Growth             0.75%         0.09%        0.84%
European Growth                    0.99%         0.12%        1.11%
Pacific Growth                     0.99%         0.52%        1.51%
Equity(1)                          0.50%         0.02%        0.52%
Strategist                         0.50%         0.02%        0.62%

(1) As of the close of business on March 19, 1999, the Capital Appreciation Portfolio merged with and into the Equity Portfolio.

EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

      *     invested $1,000 in a Variable Sub-Account,
      *     earned a 5% annual return on your investment, and
      * surrendered your Contract , or you began receiving income payments for a specified period of less than 120 months, at the end of each time period.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES, TAX PENALTIES OR WITHDRAWAL CHARGE YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.


VARIABLE SUB-ACCOUNT         1 Year         3 Years       5 Years     10 Years
--------------------         ------         -------       -------     --------
Money Market                  $63            $80            $ 97        $188
Quality Income Plus           $63            $80            $ 97        $188
High Yield                    $63            $81            $ 98        $189
Utilities                     $64            $85            $105        $205
Income Builder                $66            $89            $112        $220
Dividend Growth               $63            $81            $ 98        $189
Capital Growth                $65            $86            $107        $208
Global Dividend Growth        $66            $90            $114        $223
European Growth               $69            $98            $128        $252
Pacific Growth                $73           $110            $148        $293
Equity                        $63            $80            $ 97        $188
Strategist                    $63            $80            $ 97        $188



EXAMPLE 2

Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months at the end of each period.

VARIABLE SUB-ACCOUNT       1 Year         3 Years         5 Years       10 Years
--------------------       ------         -------         -------       --------
Money Market                  $16            $50            $ 86          $188
Quality Income Plus           $16            $50            $ 86          $188
High Yield                    $16            $51            $ 87          $189
Utilities                     $18            $55            $ 94          $205
Income Builder                $19            $59            $102          $220
Dividend Growth               $16            $51            $ 87          $189
Capital Growth                $18            $56            $ 96          $208
Global Dividend Growth        $19            $60            $103          $223
European Growth               $22            $69            $117          $252
Pacific Growth                $26            $81            $138          $293
Equity                        $16            $50            $ 86          $188
Strategist                    $16            $50            $ 86          $188


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. [TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON AN ASSUMED AVERAGE CONTRACT SIZE OF $47,771.]

FINANCIAL INFORMATION

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since 1989, or inception, if later. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Northbrook also appear in the Statement of Additional Information.

THE CONTRACT


CONTRACT OWNER

The Variable Annuity I is a contract between you, the Contract owner, and Northbrook, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

      *     the investment  alternatives  during the  Accumulation  and Payout
            Phases,
      *     the amount and timing of your purchase payments and withdrawals,
      *     the programs you want to use to invest or withdraw money,
      * the income payment plan you want to use to receive retirement income,
      * the Annuitant (either yourself or someone else) on whose life the income payments will be based,
      * the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when you die, and
      *     any other rights that the Contract provides.

If you die, any surviving Contract owner, or , if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

You can use the Contract with or without a QUALIFIED PLAN. A "qualified plan" is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract used with a qualified plan. See "Qualified Plans" on page __.


ANNUITANT

The Annuitant is the individual whose life span we use to determine income payments as well as the latest Payout Start Date. You initially designate an Annuitant in your application.


BENEFICIARY

The Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may name different Beneficiaries in the event of the Owner's death or the Annuitant's death. You may change or add Beneficiaries at any time while you or the Annuitant, as applicable, is living by writing to us, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not you or the Annuitant, as applicable, is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be you or your estate.

If more than one Beneficiary survives you, or the Annuitant, as applicable, we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

MODIFICATION OF THE CONTRACT

Only a Northbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT

You may assign the Contract prior to the Payout Start Date and during the Annuitant's life, subject to the rights of any irrevocable Beneficiary. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until you sign it and file it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES


MINIMUM PURCHASE PAYMENTS

You may make additional purchase payments of at least $25 at any time prior to the Payout Start Date. We reserve the right to limit the amount of purchase payments we will accept.


AUTOMATIC ADDITIONS PROGRAM

You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Dean Witter Active AssetsTM Account. Please consult your Morgan Stanley Dean Witter Financial Advisor for details.


ALLOCATION OF PURCHASE PAYMENTS

At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit additional purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office. We are open for business each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

CONTRACT VALUE


Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account.


ACCUMULATION UNITS

To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract.


ACCUMULATION UNIT VALUE

As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

      * changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

      * the deduction of amounts reflecting the mortality and expense risk charge and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, and withdrawal charges, separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUND THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

INVESTMENT ALTERNATIVES:  THE VARIABLE SUB-ACCOUNTS


You may allocate your purchase payments to up to 12 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectus for the Fund. You should carefully review the Fund prospectus before allocating amounts to the Variable Sub-Accounts.

 -----------------------------------------------------------------------------------------------------------------------
                                                                                                     Investment Adviser:
PORTFOLIO:                           Each Portfolio Seeks:

 -----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Variable Investment Series

 -----------------------------------------------------------------------------------------------------------------------
Money Market                         Portfolio High current income, preservation of capital, and liquidity

Quality Income Plus Portfolio        High current income and, as a secondary objective,  capital appreciation when consistent with its primary objective

High Yield Portfolio                 High current income and, as a secondary objective,  capital appreciation when consistent with its primary objective

Utilities Portfolio                  Current income and long-term growth of income and capital

Income Builder Portfolio             Reasonable income and, as a secondary objective,  growth of         Morgan Stanley
                                     capital                                                             Dean Witter
                                                                                                         Advisors, Inc.
Dividend Growth Portfolio            Reasonable  current  income and long-term  growth of income and capital

Capital Growth Portfolio             Long-term capital growth

Global Dividend Growth Portfolio     Reasonable  current  income and long-term  growth of income and capital

European Growth Portfolio            To maximize the capital appreciation on its investments

Pacific Growth Portfolio             To maximize the capital appreciation of its investments

Equity Portfolio                     Growth of capital  and,  as a secondary  objective,  income when consistent with its primary objective

Strategist Portfolio                 High total investment return


AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

INVESTMENT ALTERNATIVES : THE FIXED ACCOUNT


You may allocate all or a portion of your purchase payments to the Fixed Account. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

We bear the investment risk for all amounts that you allocate to the Fixed Account. That is because we credit amounts that you allocate to the Fixed Account at a net effective rate of at least 4.0% per year. We may use a higher rate that we determine periodically. We credit this rate, regardless of the actual investment experience of the Fixed Account.

Money that you deposit in the Fixed account earns the interest rate that is in effect at the time of your allocation or transfer until the first renewal date. The first renewal date is January 1 following the date of your allocation or transfer of money into the Fixed Account. Subsequent renewal dates are on anniversaries of the first renewal date. On or about each renewal date, we will notify you of the interest rate for the next calendar year. We may declare more than one interest rate for different monies based on their date of allocation or transfer to the Fixed Account.

INVESTMENT ALTERNATIVES:  TRANSFERS


TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less.

You may transfer amounts from the Variable Sub-Accounts to the Fixed Account only once every 30 days. If you invested amounts in the Fixed Account prior to its revision, you may transfer these amounts only once every six months.

We limit the maximum amount which may be transferred from the revised Fixed Account to the Variable Account in any calendar year to the greater of $1,000 or 25% of the value in the revised Fixed Account as of December 31 of the prior calendar year (except with respect to amounts which were allocated to the Fixed Account prior to the date of availability).

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. We may restrict transfers to once every 30 days. If we do so, we will give you at least 30 days' notice of that restriction.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE

During the Payout Phase, you may make transfers among the Variable Sub-Accounts to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.


TELEPHONE TRANSFERS

You may make transfers by telephone by calling 1-800-654-2397 if you first send us a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information.

Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


DOLLAR COST AVERAGING PROGRAM

Under the Dollar Cost Averaging Program, you may automatically transfer a set amount at regular intervals during the Accumulation Phase from the Money Market Sub-Account to any other Variable Sub-Account. Transfers made through Dollar Cost Averaging must be for $100 or more.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.

EXPENSES


As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. During the Payout Phase, we will deduct the charge proportionately from each income payment. If you surrender your Contract, we will deduct the full contract maintenance charge.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge.


MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk charge daily at an annual rate of 1.00% of the average daily net assets you have invested in the Variable Sub-Accounts. The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both during the Accumulation Phase and the Payout Phase.


WITHDRAWAL CHARGE

We may assess a withdrawal charge of 6% of the purchase payment(s) you withdraw if the amount being withdrawn has been invested in the Contract for less than 1 year. The charge declines annually to 0% after 6 complete years from the day we receive the purchase payment being withdrawn. A schedule showing how the charge declines is shown on page ____, above. During each Contract Year, you can make one withdrawal up to 10% of the aggregate amount of your purchase payments, excluding those made less than one year before the withdrawal, without paying the charge. Unused portions of this 10% "Free Withdrawal Amount" are not carried forward to future Contract Years. The maximum portion of the Free Withdrawal Amount you may withdraw from the Fixed Account is limited to the proportion that your value in the Fixed Account bears to your Total Contract Value.

We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings which means you pay taxes on the earnings portion of your withdrawal.

In certain cases, we may deduct a withdrawal charge when you take distributions required by federal tax law (see the Statement of Additional Information for "IRS Required Distribution at Death Rules"). We may deduct withdrawal charges from the Contract Value you apply to an Income Plan with a specified period of less than 120 months.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals also may be subject to tax penalties or income tax. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


PREMIUM TAXES

Some states and other governmental entities (E.G., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract owner's value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES

We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.


OTHER EXPENSES

Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Fund. For a summary of current estimates of those charges and expenses, see pages ___ above. We may receive compensation from the investment adviser or administrator of the Fund for administrative services we provide to the Fund.

ACCESS TO YOUR MONEY


You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page __.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our home office, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes.

You can withdraw money from the Variable Account or the Fixed Account. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $500 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.


AUTOMATIC INCOME WITHDRAWALS

You may also take partial withdrawal automatically through Automatic Income Withdrawals. You may request Automatic Income Withdrawals of $100 or more at any time before the Payout Starting Date. Please consult with your Dean Witter Financial Advisor for detailed information about Automatic Income Withdrawals.

If you request a total withdrawal, you must return your Contract to us. We also will deduct a contract maintenance charge of $30.


POSTPONEMENT OF PAYMENTS

We may postpone the payment of any amounts due from the Variable Account under the Contract if:

      1) The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

      2)    An emergency exists as defined by the SEC; or

      3)    The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.


MINIMUM CONTRACT VALUE

If your request for a partial withdrawal would reduce your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other applicable charges, and premium taxes.

INCOME PAYMENTS


PAYOUT START DATE

You select the Payout Start Date in your application. The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be no later than the first day of the calendar month after the Annuitant reaches age 85, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date in your Contract.


INCOME PLANS

You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years.

Three Income Plans are available under the Contract. Each is available to provide:

      *     fixed income payments;
      *     variable income payments; or
      *     a combination of the two.

The three Income Plans are:

      INCOME PLAN 1 -- LIFE INCOME WITH PAYMENTS GUARANTEED FOR 10 YEARS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

      INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME. Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive.

      INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 120 months. We will deduct the mortality and expense risk charge from variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we will require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. If you choose an Income Plan with no guaranteed payments, it is possible for the payee to receive only one income payment if the Annuitant and any joint Annuitant die prior to the second income payment, or two income payments if they die prior to the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments due. A withdrawal charge may apply. We also assess applicable premium taxes against all income payments.

We may make other Income Plans available. You may obtain information about them by writing or calling us.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

      * pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

      * reduce the frequency of your payments so that each payment will be at least $20.


VARIABLE INCOME PAYMENTS

The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and
(b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 4%. If actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. You should consult the Statement of Additional Information for more detailed information as to how we determine variable income payments.


FIXED INCOME PAYMENTS

We guarantee income payment amounts derived from the Fixed Account for the duration of the Income Plan. We calculate the fixed income payments by:

      *     deducting any applicable premium tax; and

      *     applying  the   resulting   amount  to  the  greater  of  (a)  the
            appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or any shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


CERTAIN EMPLOYEE BENEFIT PLANS

The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women.
Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS


We will pay a death benefit prior to the Payout Start Date on:

      1)    the death of any Contract owner, or
      2) the death of the Annuitant, if the Contract owner is not the same person as the Annuitant.

We will pay the death benefit to the new Contract owner as determined immediately after the death. The new Contract owner would be a surviving Contract owner or, if none, the Beneficiary, or, if none, the Contract owner's estate.


DEATH BENEFIT AMOUNT

Prior to the Payout Start Date,  the death benefit is equal to the greater of:
(1) the Contract Value, and (2) sum of all purchase payments, less amounts, including withdrawal charges, deducted in connection with any partial withdrawals. We will calculate the value of the death benefit as of the date we receive a complete request for payment of the death benefit.

A claim for a distribution on death must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death":

      *     a certified copy of a death certificate;
      *     a certified copy of a decree of a court of competent jurisdiction
      *     as to the finding of death, or any other proof acceptable to us.


DEATH BENEFIT OPTIONS

Upon death of the Contract owner, the new Contract owner generally has the following options:

      1) receive the death benefit in a lump sum or apply the death benefit to an Income Plan; or

      2)    continue the Contract, subject to certain conditions.

Option 1 is only available if we receive Due Proof of Death within 180 days of the date of death. We are currently waiving the 180 day limitation but may enforce it in the future.

If Option 2 is elected, and the new Contract owner is a natural person, the following conditions apply:

      (1) the Contract is continued subject to charges, including all applicable withdrawal charges; and

      (2) if the prior Contract owner was also the Annuitant, the new Contract owner will become the new Annuitant.

A surviving spouse may continue the Contract in the Accumulation Phase as if the death had not occurred. Otherwise, the new Contract owner may continue the Contract and elect either of the following options:

      (1) receive income payments under an Income Plan, with income payments beginning within one year of the date of death. Income payments must be made over the life of the new Contract owner, or a period not to exceed the life expectancy of the new Contract owner; or

      (2) receive, within 5 years of the date of death, the "CASH SURRENDER VALUE," which is the Contract Value, less withdrawal charges and taxes.

If , however, the new Contract owner is a non-natural person, the new Contract owner has the following options when continuing the Contract:

      (1) elect to receive the Cash Surrender Value within 5 years of the date of death; or

      (2) receive the Cash Settlement Value as a single lump sum payment 5 years after the date of death.

Option 1 is only available if we receive Due Proof of Death within 180 days of the date of death. We are currently waiving the 180 day limitation but may enforce it in the future.

Please refer to your Contract for more details on the above options.

If the Annuitant dies, we will pay the named Beneficiary a death benefit as described above, depending on whether the Beneficiary is a natural or non-natural person. Please refer to your Contract for more details.

MORE INFORMATION


NORTHBROOK

Northbrook is the issuer of the Contract. Northbrook is an Illinois stock life insurance company organized in 1978. Northbrook is currently licensed to operate in all states (except New York), the District of Columbia, and Puerto Rico. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Northbrook is a wholly owned subsidiary of Allstate Life Insurance Company ("ALLSTATE LIFE"), an Illinois stock life insurance company. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, an Illinois stock property-liability insurance company. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Northbrook and Allstate Life entered into a reinsurance agreement effective December 31, 1987. Under the reinsurance agreement, Allstate Life reinsures all of Northbrook's liabilities under the Contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Northbrook; Northbrook remains the sole obligor under the Contract to you.

Several independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns A+ (Superior) to Allstate Life which automatically reinsures all net business of Northbrook. A.M. Best Company also assigns Northbrook the rating of A+(r) because Northbrook automatically reinsures all net business with Allstate Life. Standard & Poor's Insurance Rating Services assigns an AA+ (Very Strong) financial strength rating and Moody's assigns an Aa2 (Excellent) financial strength rating to Northbrook. Northbrook shares the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.


THE VARIABLE ACCOUNT

Northbrook established the Northbrook Variable Annuity Account on February 14, 1983. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Northbrook.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Northbrook.

The Variable Account consists of 12 Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors of the Fund monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Fund's board of directors may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT

DISTRIBUTION. Dean Witter Reynolds Inc. ("DEAN WITTER"), located at Two World Trade Center, 74th Floor, New York, NY 10048, serves as distributor of the Contracts. Dean Witter is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. Dean Witter is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and is a member of the National Association of Securities Dealers. Dean Witter is also registered with the SEC as an investment adviser.

We may pay up to a maximum sales commission of 5.75% of purchase payments and an annual sales administration expense of up to 0.125% of the average net assets of the Contracts to Dean Witter. In addition, Dean Witter may pay annually to its representatives, from its profits an amount equal to 0.10% of the net assets of the Variable Account attributable to Contracts issued and sold after 1984 and any subsequent additions thereon.

The General Agency Agreement between Northbrook and Dean Witter provides that Northbrook will indemnify Dean Witter for certain damages that may be caused by actions, statements or omissions by Northbrook.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

      *     issuance of the Contracts;
      *     maintenance of Contract owner records;
      *     Contract owner services;
      *     calculation of unit values;
      *     maintenance of the Variable Account; and
      *     preparation of Contract owner reports.

We will send you Contract statements at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we reserve the right to make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


QUALIFIED PLANS

If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other
Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.


LEGAL MATTERS

Freedman, Levy, Kroll & Simonds, Washington, D.C., has advised Northbrook on certain federal securities law matters. All matters of state insurance law pertaining to the Contracts, including the validity of the Contracts and Northbrook's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Northbrook.


YEAR 2000

Northbrook is heavily dependent upon complex computer systems for all phases of its operations, including customer service, and policy and contract administration. Since many of Northbrook's older computer software programs recognize only the last two digits of the year in any date, some software may fail to operate properly in or after the year 1999, if the software is not reprogrammed or replaced ("YEAR 2000 ISSUE"). Northbrook believes that many of its counterparties and suppliers also have Year 2000 Issues which could affect Northbrook. In 1995, Allstate Insurance Company commenced a plan intended to mitigate and/or prevent the adverse effects of Year 2000 Issues. These strategies include normal development and enhancement of new and existing systems, upgrades to operating systems already covered by maintenance agreements and modifications to existing systems to make them Year 2000 compliant. The plan also includes Northbrook actively working with its major external counterparties and suppliers to assess their compliance efforts and Northbrook's exposure to them. Northbrook presently believes that it will resolve the Year 2000 Issue in a timely manner, and the financial impact will not materially affect its results of operations, liquidity or financial position. Year 2000 costs are and will be expensed as incurred.

TAXES


THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. NORTHBROOK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

      1)    the Contract owner is a natural person,

      2)    the   investments   of  the  Variable   Account  are   "adequately
            diversified" according to Treasury Department regulations, and

      3) Northbrook is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Northbrook does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of separate account investments may cause an investor to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Northbrook does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

      *     made on or after the date the individual attains age 59 1/2,
      *     made to a beneficiary after the Contract owner's death,
      *     attributable to the Contract owner being disabled, or
      * for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF ANNUITY DEATH BENEFITS. Death of a Contract owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

      1) if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

      2) if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

      1)    made on or after the date the Contract owner attains age 59 1/2;
      2)    made as a result of the Contract owner's death or disability;
      3) made in substantially equal periodic payments over the Contract owner's life or life expectancy,
      4)    made under an immediate annuity, or
      5)    attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

AGGREGATION OF ANNUITY CONTRACTS. All non-qualified deferred annuity contracts issued by Northbrook (or its affiliates) to the same Contract owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


TAX QUALIFIED CONTRACTS

Contracts may be used as investments with certain qualified plans such as:

      * Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;
      *     Roth IRAs under Section 408A of the Code;
      *     Simplified  Employee  Pension  Plans under  Section  408(k) of the
            Code;
      *     Savings  Incentive Match Plans for Employees  (SIMPLE) Plans under
            Section 408(p) of the Code;
      *     Tax Sheltered Annuities under Section 403(b) of the Code;
      *     Corporate and Self Employed Pension and Profit Sharing Plans; and
      * State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

RESTRICTIONS UNDER SECTION 403(B) PLANS. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only:

      1)    on or after the date of employee
            *     attains age 59 1/2,
            *     separates from service,
            *     dies,
            *     becomes disabled, or
      2) on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

These limitations do not apply to withdrawals where Northbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

INCOME TAX WITHHOLDING

Northbrook is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

      1)    required minimum distributions, or

      2) a series of substantially equal periodic payments made over a period of at least 10 years, or,

      3)    over the life (joint lives) of the participant (and beneficiary).

Northbrook may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

PERFORMANCE INFORMATION


We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the variable account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

                                  APPENDIX A
           ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
                  OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*

                                               1989        1990        1991        1992
                                               ----        ----        ----        ----
MONEY MARKET SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period.....................................    $13.459     $14.532     $15.530     $16.260
Accumulation Unit Value, End of
Period.....................................    $14.532     $15.530     $16.260     $16.651
Number of Units Outstanding, End of
Period.....................................  5,269,945   7,300,227   4,993,305   3,142,381
QUALITY INCOME PLUS SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period.....................................    $10.828     $12.097     $12.798     $15.016
Accumulation Unit Value, End of
Period.....................................    $12.097     $12.798     $15.016     $16.096
Number of Units Outstanding, End of
Period.....................................  4,028,103   4,292,424   4,272,603   4,167,157
HIGH YIELD SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period.....................................    $17.324     $14.993     $10.864     $17.064
Accumulation Unit Value, End of
Period.....................................    $14.993     $10.864     $17.064     $20.008
Number of Units Outstanding, End of
Period.....................................  6,425,388   2,487,589   1,973,508   1,677,444
UTILITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period.....................................         --     $10.000     $10.365    $12.372
Accumulation Unit Value, End of
Period.....................................         --     $10.365     $12.372    $13.797
Number of Units Outstanding, End of
Period.....................................         --   3,364,215   3,655,014  3,883,303
INCOME BUILDER SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period.....................................         --          --          --         --
Accumulation Unit Value, End of
Period.....................................         --          --          --         --
Number of Units Outstanding, End of
Period.....................................         --          --          --         --
DIVIDEND GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period.....................................         --     $10.000      $9.143    $11.564
Accumulation Unit Value, End of
Period.....................................         --      $9.143     $11.564    $12.383
Number of Units Outstanding, End of
Period.....................................         --   5,838,210   5,646,884  6,048,975
CAPITAL GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period.....................................         --          --     $10.000    $12.735
Accumulation Unit Value, End of
Period.....................................         --          --     $12.735    $12.814
Number of Units Outstanding, End of
Period.....................................         --          --     468,488    681,326
GLOBAL DIVIDEND GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period.....................................         --          --          --         --
Accumulation Unit Value, End of
Period.....................................         --          --          --         --
Number of Units Outstanding, End of
Period.....................................         --          --          --         --
EUROPEAN GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period.....................................         --          --     $10.000    $10.050
Accumulation Unit Value, End of
Period.....................................         --          --     $10.050    $10.347
Number of Units Outstanding, End of
Period.....................................         --          --     101,037    251,802


                                      36




PACIFIC GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period.....................................         --          --          --         --
Accumulation Unit Value, End of
Period.....................................         --          --          --         --
Number of Units Outstanding, End of
Period.....................................         --          --          --         --
EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period.....................................    $15.786     $18.580     $17.728     $27.916
Accumulation Unit Value, End of
Period.....................................    $18.580     $17.728     $27.916     $27.681
Number of Units Outstanding, End of
Period.....................................  3,123,809   2,302,425   2,025,964   1,886,301
STRATEGIST SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period.....................................    $11.211     $12.284     $12.351     $15.684
Accumulation Unit Value, End of
Period.....................................    $12.284     $12.351     $15.684     $16.651
Number of Units Outstanding, End of
Period.....................................  7,164,494   5,424,907   4,805,519   4,762,207


                                              1993       1994        1995         1996         1997       1998
                                              ----       ----        ----         ----         ----       ----

MONEY MARKET SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period.....................................   $16.651    $16.940     $17.411      $18.215    $18.955     $ 19.748
Accumulation Unit Value, End of
Period.....................................   $16.940    $17.411     $18.215      $18.955    $19.748     $ 20.578
Number of Units Outstanding, End of
Period..................................... 2,402,295  2,408,602   1,486,360    1,225,023    937,820      945,513
QUALITY INCOME PLUS SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period.....................................   $16.096    $18.010     $16.648      $20.498    $20.608     $ 22.671
Accumulation Unit Value, End of
Period.....................................   $18.010    $16.648     $20.498      $20.608    $22.671     $ 24.315
Number of Units Outstanding, End of
Period..................................... 3,998,449  2,779,045   2,159,205    1,301,162    927,584      754,206
HIGH YIELD SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period.....................................   $20.008    $24.609     $23.759      $27.055    $29.993     $ 33.219
Accumulation Unit Value, End of
Period.....................................   $24.609    $23.759     $27.055      $29.993    $33.219     $ 30.869
Number of Units Outstanding, End of
Period..................................... 1,537,549  1,202,135     906,011      712,341    587.053      492,928
UTILITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period.....................................   $13.797    $15.804     $14.235      $18.132    $19.509      $24.559
Accumulation Unit Value, End of
Period.....................................   $15.804    $14.235     $18.132      $19.509    $24.559      $30.037
Number of Units Outstanding, End of
Period..................................... 3,932,991  2,814,866   2,298,190    1,419,955    883,371      741,971
INCOME BUILDER SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period.....................................        --         --          --          --        --        $12.120
Accumulation Unit Value, End of
Period.....................................        --         --          --          --     $12.120      $12.389
Number of Units Outstanding, End of
Period.....................................        --         --          --          --      60,458       50,807
DIVIDEND GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period.....................................   $12.383    $14.019     $13,425      $18.128    $22.248      $27.667
Accumulation Unit Value, End of
Period.....................................   $14.019    $13.425     $18.128      $22.248    $27.667      $31.130
Number of Units Outstanding, End of
Period..................................... 5,878,916  5,229,279   4,402,940    3,144,203  2,485,592    2,007,199
CAPITAL GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period.....................................   $12.814    $11.799     $11.533      $15.177    $16.760      $20.666
Accumulation Unit Value, End of
Period.....................................   $11.799    $11.533     $15.177      $16.760    $20.666      $24.478
Number of Units Outstanding, End of
Period.....................................   457,147    321,342     256,312      192,504    148,763      125,509


                                      37


GLOBAL DIVIDEND GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period.....................................        --    $10.000      $9.942      $12.012    $13.984      $15.511
Accumulation Unit Value, End of
Period.....................................        --     $9.942     $12.012      $13.984    $15.511      $17.282
Number of Units Outstanding, End of
Period.....................................        --    951,857     852,851      725,977    604,338      424,746
EUROPEAN GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period.....................................   $10.347    $14.433     $15.484      $19.299    $24.837      $28.545
Accumulation Unit Value, End of
Period.....................................   $14.433    $15.484     $19.299      $24.837    $28.545      $35.033
Number of Units Outstanding, End of
Period.....................................   767,814    868.638     649,852      545,184    441,921      369,513
PACIFIC GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period.....................................        --    $10.000      $9.248       $9.682     $9.957       $6.142
Accumulation Unit Value, End of
Period.....................................        --     $9.248      $9.682       $9.957     $6.142       $5.448
Number of Units Outstanding, End of
Period.....................................        --    644,451     608,464      523,417    290,930      277,001
EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period.....................................   $27.681    $32.807     $30.885      $43.585    $48.483      $65.969
Accumulation Unit Value, End of
Period.....................................   $32.807    $30.885     $43.585      $48.483    $65.969      $85.154
Number of Units Outstanding, End of
Period..................................... 1,800,750  1,652,850   1,314,532      968,987    782,723      641,223
STRATEGIST SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period.....................................   $16.651    $18.199     $18.728      $20.284    $23.098      $26.006
Accumulation Unit Value, End of
Period.....................................   $18.199    $18.728     $20.284      $23.098    $26.006      $32.615
Number of Units Outstanding, End of
Period..................................... 4,409,391  3,994,684   2,708,051    1,937,096  1,477,411    1,141,504

* The Money Market, High Yield and Equity Sub-Accounts commenced operations on March 9, 1984. The Quality Income Plus and Strategist Sub-Accounts commenced operations on March 1, 1987. The Utilities and Dividend Growth Sub-Accounts commenced operations on March 1, 1990. The Capital Growth and European Growth Sub-Accounts commenced operations on March 1, 1991. The Global Dividend Growth and Pacific Growth Sub-Accounts commenced operations on February 23, 1994. The Income Builder Sub-Account commenced operations on January 21, 1997. The Accumulation Unit Value for each of these Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1%. After the close of business on March 19, 1999, the Capital Appreciation Variable Sub-Account was combined with the Equity
Variable  Sub-Account  in  conjunction  with  the  merger  of  the  underlying
Portfolios.

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

DESCRIPTION                                                                   PAGE
Additions, Deletions or Substitutions of Investments
The Contract....................................................................
         Purchases..............................................................
         Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
Calculation of Accumulation Unit Values.........................................
Calculation of Variable Income Payments.........................................
General Matters.................................................................
         Incontestability.......................................................
         Settlements............................................................
         Safekeeping of the Variable Account's Assets
         Premium Taxes..........................................................
         Tax Reserves...........................................................
Federal Tax Matters.............................................................
Qualified Plans.................................................................
Experts.........................................................................
Financial Statements............................................................


                -----------------------------------------------




THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 [back cover]

                   MORGAN STANLEY DEAN WITTER VARIABLE ANNUITY


Northbrook Life and Annuity Company        Statement of Additional Information
NORTHBROOK VARIABLE ANNUITY ACCOUNT I               dated May 1, 1999
POST OFFICE BOX 94040
PALATINE, IL 60094-4040
1 (800) 654 - 2397


This Statement of Additional Information supplements the information in the prospectus for the Morgan Stanley Dean Witter Variable Annuity Contract that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 1999, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Dean Witter financial adviser.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Dean Witter Variable Annuity Contracts that we offer.



                               TABLE OF CONTENTS

DESCRIPTION                                                            PAGE

Additions, Deletions or Substitutions of Investments
The Contract
         Purchases
         Tax-free Exchanges (1035 Exchanges, Rollovers and
               Transfers)
Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
General Matters
         Incontestability
         Settlements
         Safekeeping of the Variable Account's Assets
         Premium Taxes
         Tax Reserves
Federal Tax Matters
Qualified Plans
Experts
Financial Statements

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS


We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT


The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.


PURCHASE OF CONTRACTS

Dean Witter Reynolds, Inc., is the principal underwriter and distributor of the Contracts. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES


The value of Accumulation Units will change each VALUATION PERIOD according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the NET INVESTMENT FACTOR (described below) for that Sub-Account for the current Valuation Period.


NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

      (A)   is the sum of:

            (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

            (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

      (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

      (C) is the annualized mortality and expense risk and administrative expense charges divided by 365 and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("ANNUITY UNITS") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("ANNUITY UNIT VALUE") for that Variable Sub-Account.


CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

      * multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

      * dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS


INCONTESTABILITY

We will not contest the Contract after we issue it.


SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.


SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.


PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.


TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

FEDERAL TAX MATTERS


THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. WE MAKE NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF NORTHBROOK LIFE INSURANCE COMPANY

Northbrook is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Northbrook, and its operations form a part of Northbrook, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the contract. Under existing federal income tax law, Northbrook believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract. Accordingly, Northbrook does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Northbrook does not intend to make provisions for any such taxes. If Northbrook is taxed on investment income or capital gains of the Variable Account, then Northbrook may impose a charge against the Variable Account in order to make provision for such taxes.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE

There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


IRS REQUIRED DISTRIBUTION AT DEATH RULES

In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the owner.

QUALIFIED PLANS


The Contract may be used with several types of qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Contract owners and participants under the plan and annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the plan regardless of the terms of the Contract.


INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity. An IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the Contract's Cash Value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.


ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth Individual Retirement Annuities are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth
Individual   Retirement  Annuity.  The  taxable  portion  of  a  "nonqualified
distribution"   may  be  subject  to  the  10%   penalty   tax  on   premature
distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.


SIMPLIFIED EMPLOYEE PENSION PLANS

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' individual retirement annuities if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice. In particular, employers should consider that an IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)

Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.


TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship). These limitations do not apply to withdrawals where Northbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.


STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT  ORGANIZATION  DEFERRED COMPENSATION
PLANS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the Contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a Section 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.

EXPERTS


The financial statements and the related financial statement schedule included in this Statement of Additional Information have been audited by Deloitte & Touche, LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS


The financial statements of the Variable Account and Northbrook and the accompanying Independent Auditors' Reports appear on the pages that follow. The financial statements of Northbrook included herein should be considered only as bearing upon the ability of Northbrook to meet its obligations under the Contracts.

                              Financial Statements

                                     Index
                                     -----

                                                                            Page
                                                                            ----

Independent Auditors' Report............................................... F-1

Financial Statements:


     Statements of Financial Position
      December 31, 1998 and 1997........................................... F-2

     Statements of Operations and Comprehensive Income for the Years Ended
      December 31, 1998, 1997 and 1996..................................... F-3

     Statements of Shareholder's Equity for the Years Ended
      December 31, 1998, 1997 and 1996..................................... F-4

     Statements of Cash Flows for the Years Ended
      December 31, 1998, 1997 and 1996..................................... F-5

     Notes to Financial Statements......................................... F-6

     Schedule IV - Reinsurance for the Years Ended
      December 31, 1998, 1997 and 1996..................................... F-17

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
NORTHBROOK LIFE INSURANCE COMPANY:

We have audited the accompanying Statements of Financial Position of Northbrook Life Insurance Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 1998 and 1997, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1998. Our audits also included Schedule IV - Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles. Also, in our opinion, Schedule IV - Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.




/s/ Deloitte & Touche LLP

Chicago, Illinois
February 19, 1999



                                       NORTHBROOK LIFE INSURANCE COMPANY
                                        STATEMENTS OF FINANCIAL POSITION

                                                                                         December 31,
                                                                                         ------------
($ in thousands)                                                                       1998        1997
                                                                                       ----        ----

ASSETS
Investments
    Fixed income securities, at fair value
       (amortized cost $81,156 and $72,491)                                        $   86,336   $   76,402
    Short-term                                                                          5,083        3,031
                                                                                   ----------   ----------
    Total investments                                                                  91,419       79,433

Reinsurance recoverable from Allstate Life
    Insurance Company                                                               2,148,091    2,293,094
Receivable from affiliates, net                                                          --          1,467
Other assets                                                                            8,206        5,033
Separate Accounts                                                                   7,031,083    5,719,203
                                                                                   ----------   ----------
    TOTAL ASSETS                                                                   $9,278,799   $8,098,230
                                                                                   ==========   ==========

LIABILITIES
Reserve for life-contingent contract benefits                                      $  145,055   $  144,352
Contractholder funds                                                                2,003,122    2,148,555
Current income taxes payable                                                            1,830          162
Deferred income taxes                                                                   3,316        2,674
Payable to affiliates, net                                                              6,586         --
Separate Accounts                                                                   7,031,083    5,719,203
                                                                                   ----------   ----------
    TOTAL LIABILITIES                                                               9,190,992    8,014,946
                                                                                   ----------   ----------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 10)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 25,000 shares
  authorized, issued and outstanding                                                    2,500        2,500
Additional capital paid-in                                                             56,600       56,600
Retained income                                                                        25,340       21,642

Accumulated other comprehensive income:
  Unrealized net capital gains                                                          3,367        2,542
                                                                                   ----------   ----------
    Total accumulated other comprehensive income                                        3,367        2,542
                                                                                   ----------   ----------
    TOTAL SHAREHOLDER'S EQUITY                                                         87,807       83,284
                                                                                   ----------   ----------
    TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                     $9,278,799   $8,098,230
                                                                                   ==========   ==========


See notes to financial statements.




                        NORTHBROOK LIFE INSURANCE COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                    Year Ended December 31,
                                                                                    -----------------------
($ in thousands)                                                                 1998        1997       1996
                                                                                 ----        ----       ----

REVENUES
Net investment income                                                           $ 5,691    $ 5,146    $ 4,888
Realized capital gains and losses                                                     2        (68)       (20)
                                                                                -------    -------    -------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE                                  5,693      5,078      4,868
Income tax expense                                                                1,995      1,756      1,666
                                                                                -------    -------    -------

NET INCOME                                                                        3,698      3,322      3,202
                                                                                -------    -------    -------

OTHER COMPREHENSIVE INCOME, AFTER-TAX
  Change in unrealized net capital gains and losses                                 825      1,256     (1,371)
                                                                                -------    -------    -------

COMPREHENSIVE INCOME                                                            $ 4,523    $ 4,578    $ 1,831
                                                                                =======    =======    =======


See notes to financial statements.



                        NORTHBROOK LIFE INSURANCE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY



                                                                                      December 31,
                                                                                      ------------
($ in thousands)                                                               1998      1997        1996
                                                                               ----      ----        ----

COMMON STOCK                                                                 $  2,500   $  2,500   $  2,500
                                                                             --------   --------   --------

ADDITIONAL CAPITAL PAID-IN                                                     56,600     56,600     56,600
                                                                             --------   --------   --------

RETAINED INCOME
Balance, beginning of year                                                     21,642     18,320     15,118
Net income                                                                      3,698      3,322      3,202
                                                                             --------   --------   --------
Balance, end of year                                                           25,340     21,642     18,320
                                                                             --------   --------   --------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                                      2,542      1,286      2,657
Change in unrealized net capital gains and losses                                 825      1,256     (1,371)
                                                                             --------   --------   --------
Balance, end of year                                                            3,367      2,542      1,286
                                                                             --------   --------   --------

     Total shareholder's equity                                              $ 87,807   $ 83,284   $ 78,706
                                                                             ========   ========   ========



See notes to financial statements.



                        NORTHBROOK LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS


                                                              Year Ended December 31,
                                                              -----------------------
  ($ in thousands)                                          1998       1997         1996
                                                            ----       ----         ----

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                $  3,698    $  3,322    $  3,202
Adjustments to reconcile net income to net
  cash provided by operating activities
       Depreciation, amortization and
         other non-cash items                                  518         516         782
       Realized capital gains and losses                        (2)         68          20
       Changes in:
        Life-contingent contract benefits and
          contractholder funds                                 273         205        (198)
        Income taxes payable                                 1,866        (480)        346
        Other operating assets and liabilities               4,126        (264)        542
                                                          --------    --------    --------
          Net cash provided by operating activities         10,479       3,367       4,694
                                                          --------    --------    --------

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
       Proceeds from sales                                   1,922       1,606       3,522
       Investment collections                               10,253      10,036       5,770
       Investment purchases                                (20,690)    (18,568)    (15,532)
Change in short-term investments, net                       (1,964)      3,559       1,459
                                                          --------    --------    --------
          Net cash used in investing activities            (10,479)     (3,367)     (4,781)
                                                          --------    --------    --------

NET DECREASE IN CASH                                          --          --           (87)
CASH AT THE BEGINNING OF YEAR                                 --          --            87
                                                          --------    --------    --------
CASH AT END OF YEAR                                       $   --      $   --      $     --
                                                          ========    ========    ========

        See notes to financial statements.


                        NORTHBROOK LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

1.    GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Northbrook Life Insurance Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with generally accepted accounting principles.

To conform with the 1998 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS
The Company markets savings products and life insurance exclusively through Dean Witter Reynolds Inc. ("Dean Witter") (see Note 4), a wholly owned subsidiary of Morgan Stanley Dean Witter. Savings products include deferred annuities, such as variable annuities and fixed rate single and flexible premium annuities, and immediate annuities. Life insurance includes universal life and variable life products. In 1998, substantially all of the Company's statutory premiums and deposits were from annuities. The Company re-domesticated its operations from Illinois to Arizona in 1998.

Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrenders or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured primarily with ALIC (see Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments which have the potential to impact its business. There continues to be proposed federal and state regulation and legislation that, if passed, would allow banks greater participation in securities and insurance businesses. Such events would present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes which lessen these incentives are likely to negatively impact the demand for these products.

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in the capital markets.

The Company is authorized to sell life and savings products in all states except New York, as well as in the District of Columbia and Puerto Rico. The top geographic locations for statutory premiums and deposits for the Company are California, Florida and Texas for the year ended December 31, 1998. No other jurisdiction accounted for more than 5% of statutory premiums and deposits. Substantially all premiums and deposits are ceded to ALIC under reinsurance agreements.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in realized capital gains and losses. Short-term investments are carried at cost or amortized cost, which approximates fair value.

Investment income consists primarily of interest and dividends on short-term investments. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

REINSURANCE
The Company has reinsurance agreements whereby substantially all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC. Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. The amounts shown in the Company's statements of operations and comprehensive income relate to the investment of those assets of the Company that are not transferred under reinsurance agreements. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES
Revenues on universal life-type contracts are comprised of contract charges and fees, and are recognized when assessed against the policyholder account balance. Revenues on investment contracts include contract charges and fees for contract administration and surrenders. These revenues are recognized when levied against the contract balance. All premium revenues and contract charges are primarily reinsured with ALIC.

INCOME TAXES
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. Deferred income taxes arise from unrealized capital gains and losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS
The Company issues flexible premium deferred variable annuity and variable life policies, the assets and liabilities of which are legally segregated and reflected in the accompanying statements of financial position as assets and liabilities of the Separate Accounts. The Company's Separate Accounts consist of: Northbrook Variable Annuity Account, Northbrook Variable Annuity Account II and Northbrook Life Variable Life Separate Account A. Each of the Separate Accounts are unit investment trusts registered with the Securities and Exchange Commission.

The assets of the Separate Accounts are carried at fair value. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of operations and comprehensive income. Revenues to the Company from the Separate Accounts consist of contract maintenance fees, administration fees, mortality and expense risk charges and cost of insurance charges, all of which are reinsured with ALIC.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to structured settlement annuities with life contingencies, is computed on the basis of assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Reserve interest rates ranged from 4.00% to 11.00% during 1998.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of individual or group policies and contracts that include an investment component, including most fixed annuities and universal life policies. Payments received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. During 1998, credited interest rates on contractholder funds ranged from 3.46% to 11.00% for those contracts with fixed interest rates and from 3.25% to 6.50% for those with flexible rates.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NEW ACCOUNTING STANDARDS
In 1998, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 130, "Reporting Comprehensive Income." Comprehensive income is a measurement of certain changes in shareholder's equity that result from transactions and other economic events other than transactions with shareholders. For the Company, these consist of changes in unrealized gains and losses on the investment portfolio (See Note 9).

In 1998, the Company adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information." SFAS No. 131 redefines how segments are determined and requires additional segment disclosures for both annual and interim financial reporting. The Company has identified itself as a single operating segment.

PENDING ACCOUNTING STANDARDS
In December 1997, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 97-3, "Accounting by Insurance and Other Enterprises for Insurance-related Assessments." The SOP is required to be adopted in 1999. The SOP provides guidance concerning when to recognize a liability for insurance-related assessments and how those liabilities should be measured. Specifically, insurance-related assessments should be recognized as liabilities when all of the following criteria have been met: 1) an assessment has been imposed or it is probable that an assessment will be imposed, 2) the event obligating an entity to pay an assessment has occurred and 3) the amount of the assessment can be reasonably estimated. The Company is currently evaluating the effects of this SOP on its accounting for insurance-related assessments. Certain information required for compliance is not currently available and therefore the Company is studying alternatives for estimating the accrual. In addition, industry groups are working to improve the information available. Adoption of this standard is not expected to be material to the results of operations or financial position of the Company.


3.    RELATED PARTY TRANSACTIONS

REINSURANCE
The Company has reinsurance agreements whereby substantially all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. The amounts shown in the Company's statements of operations and comprehensive income relate to the investment of those assets of the Company that are not transferred under reinsurance agreements. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contracholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under the terms of reinsurance agreements. The following amounts were ceded to ALIC under reinsurance agreements.

                                           YEAR ENDED DECEMBER 31,
                                           -----------------------
($ in thousands)                         1998      1997       1996
                                         ----      ----       ----

Premiums                              $  2,528   $  1,979   $  3,775
Contract charges                       102,218     83,559     60,744
Credited interest, policy benefits,
     and certain expenses              217,428    201,526    218,088


BUSINESS  OPERATIONS
The Company utilizes services provided by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The cost to the Company is determined by various allocation methods and is primarily related to the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $26,230, $23,978 and $26,583 in 1998, 1997 and 1996, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.

4.  EXCLUSIVE DISTRIBUTION AGREEMENT

The Company and ALIC have a strategic alliance with Dean Witter to develop, market and distribute proprietary annuity and life insurance products through Morgan Stanley Dean Witter Financial Advisors. Affiliates of Dean Witter are the investment managers for the Morgan Stanley Dean Witter Variable Investment Series, Morgan Stanley Universal Funds, Inc. and the Van Kampen American Capital Life Investment Trust, the funds in which the assets of the Separate Accounts are invested.

Under the terms of the strategic alliance, the Company has agreed to use Dean Witter as an exclusive distribution channel for the Company's products. In addition to the Company's products, Dean Witter markets other products which compete with those of the Company. The strategic alliance is cancelable by either party, however, the Company believes the benefits derived by Dean Witter will preserve the alliance. If Dean Witter would choose to cancel the alliance, existing contracts and policies would not be affected.


5.  INVESTMENTS

FAIR VALUES
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:


                                                              GROSS UNREALIZED
                                                            --------------------
                                                   AMORTIZED                         FAIR
                                                     COST      GAINS     LOSSES      VALUE
                                                  ----------   -------   -------    -------

AT DECEMBER 31, 1998
U.S. government and agencies                         $ 8,648   $ 1,469   $    --    $10,117
Municipal                                                590        11        --        601
Corporate                                             33,958     1,634       (16)    35,576
Mortgage-backed securities                            37,960     2,250      (168)    40,042
                                                     -------   -------   -------    -------
     Total fixed income securities                   $81,156   $ 5,364   $  (184)   $86,336
                                                     =======   =======   =======    =======

AT DECEMBER 31, 1997
U.S. government and agencies                         $ 8,638   $   823   $    --    $ 9,461
Municipal                                              1,143        28        --      1,171
Corporate                                             25,913       897       (12)    26,798
Mortgage-backed securities                            36,797     2,315      (140)    38,972
                                                     -------   -------   -------    -------
     Total fixed income securities                   $72,491   $ 4,063   $  (152)   $76,402
                                                     =======   =======   =======    =======

SCHEDULED MATURITIES
The scheduled maturities for fixed income securities are as follows at December 31, 1998:

                                                    AMORTIZED    FAIR
                                                      COST      VALUE

Due in one year or less                              $ 1,443   $ 1,452
Due after one year through five years                  7,546     7,950
Due after five years through ten years                26,008    27,429
Due after ten years                                    8,199     9,463
                                                     -------   -------
                                                      43,196    46,294
Mortgage-backed securities                            37,960    40,042
                                                     -------   -------
      Total                                          $81,156   $86,336
                                                     =======   =======

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.


NET INVESTMENT INCOME
YEAR ENDED DECEMBER 31,                             1998      1997        1996
                                                    ----      ----        ----

Fixed income securities                            $ 5,616   $ 5,364    $ 4,675
Short-term investments                                 190        84        390
                                                   -------   -------    -------
    Investment income, before expense                5,806     5,448      5,065
    Investment expense                                 115       302        177
                                                   -------   -------    -------
    Net investment income                          $ 5,691   $ 5,146    $ 4,888
                                                   =======   =======    =======

REALIZED CAPITAL GAINS AND LOSSES
YEAR ENDED DECEMBER 31,                             1998      1997       1996
                                                    ----      ----       ----

Fixed income securities                            $     2   $   (70)   $   (22)
Short-term investments                                  --         2          2
                                                   -------   -------    -------
    Realized capital gains and losses                    2       (68)       (20)
    Income tax                                          (1)       24          7
                                                   -------   -------    -------
    Realized capital gains and losses, after tax   $     1   $   (44)   $   (13)
                                                   =======   =======    =======

Excluding calls and prepayments, gross losses of $9, $70 and $32 were realized on sales of fixed income securities during 1998, 1997 and 1996, respectively.

UNREALIZED NET CAPITAL GAINS
Unrealized   net  capital   gains  on  fixed  income   securities   included  in
shareholder's equity at December 31, 1998 are as follows:


                                 COST/
                               AMORTIZED     FAIR      GROSS UNREALIZED     UNREALIZED
                                 COST        VALUE      GAINS     LOSSES     NET GAINS
                               --------    --------   --------   --------    --------

Fixed income securities        $ 81,156    $ 86,336   $  5,364   $   (184)   $  5,180
                               ========    ========   ========   ========
Deferred income taxes                                                          (1,813)
                                                                             --------
Unrealized net capital gains                                                 $  3,367
                                                                             ========


CHANGE IN UNREALIZED NET CAPITAL GAINS
YEAR ENDED DECEMBER 31,                    1998       1997       1996
                                          -------    -------    -------

  Fixed income securities                 $ 1,269    $ 1,932    $(2,108)
  Deferred income taxes                      (444)      (676)       737
                                          -------    -------    -------
  Increase (decrease) in unrealized net
   capital gains                          $   825    $ 1,256    $(1,371)
                                          =======    =======    =======


SECURITIES ON DEPOSIT
At December 31, 1998, fixed income securities with a carrying value of $9,188 were on deposit with regulatory authorities as required by law.

6.    FINANCIAL INSTRUMENTS

In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions.
Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverable) and liabilities (including universal life-type insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income, are generally of a short-term nature. Their carrying values are assumed to approximate fair value.

FINANCIAL ASSETS
The carrying value and fair value of financial assets at December 31, are as follows:

                                  1998                      1997
                                  ----                      ----
                           CARRYING       FAIR       CARRYING      FAIR
                            VALUE         VALUE        VALUE       VALUE
                            -----         -----        -----       -----

Fixed income securities   $   86,336   $   86,336   $   76,402   $   76,402
Short-term investments         5,083        5,083        3,031        3,031
Separate Accounts          7,031,083    7,031,083    5,719,203    5,719,203

Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value approximates fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.


FINANCIAL LIABILITIES
The carrying value and fair value of financial liabilities at December 31, are as follows:
                                    1998                      1997
                                    ----                      ----
                             CARRYING      FAIR        CARRYING      FAIR
                              VALUE        VALUE         VALUE       VALUE
                              -----        -----         -----       -----
Contractholder funds on
     investment contracts   $1,839,114   $1,814,684   $1,977,479   $1,951,214
Separate Accounts            7,031,083    7,031,083    5,719,203    5,719,203

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Reserves on investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.


7.    INCOME TAXES

The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this results in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

Prior to Sears, Roebuck and Co.'s ("Sears") distribution ("Sears distribution") on June 30, 1995 of its 80.3% ownership in the Corporation to Sears shareholders, the Allstate Group joined with Sears and its domestic business units (the "Sears Group") in the filing of a consolidated federal income tax return (the "Sears Tax Group") and were parties to a federal income tax allocation agreement (the "Tax Sharing Agreement"). Under the Tax Sharing Agreement, the Company, through the Corporation, paid to or received from the Sears Group the amount, if any, by which the Sears Tax Group's federal income tax liability was affected by virtue of inclusion of the Company in the consolidated federal income tax return.

As a result of the Sears distribution, the Allstate Group was no longer included in the Sears Tax Group, and the Tax Sharing Agreement was terminated. Accordingly, the Allstate Group and Sears Group entered into a new tax sharing agreement, which adopts many of the principles of the Tax Sharing Agreement and governs their respective rights and obligations with respect to federal income taxes for all periods prior to the Sears distribution, including the treatment of audits of tax returns for such periods.

The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustment that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

The components of the deferred income tax assets and liabilities at December 31, are as follows:

                                              1998       1997
                                              ----       ----

DEFERRED ASSETS
    Separate Accounts                        $  --      $   149
                                             -------    -------

DEFERRED LIABILITIES
    Difference in tax bases of investments    (1,503)    (1,454)
    Unrealized net capital gains              (1,813)    (1,369)
                                             -------    -------
         Total deferred liabilities           (3,316)    (2,823)
                                             -------    -------
         Net deferred liability              $(3,316)   $(2,674)
                                             =======    =======

The components of income tax expense for the year ended December 31, are as follows:

                                 1998     1997       1996
                                 ----     ----       ----

Current                        $ 1,797   $ 1,843    $ 1,642
Deferred                           198       (87)        24
                               -------   -------    -------
    Total income tax expense   $ 1,995   $ 1,756    $ 1,666
                               =======   =======    =======

The Company paid income taxes of $129, $2,236 and $2,308 in 1998, 1997 and 1996, respectively. The Company had a current income tax liability of $1,830 and $162 at December 31, 1998 and 1997, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                        1998        1997      1996
                                       ------      ------    ------

Statutory federal income tax rate       35.0%      35.0%      35.0%
Tax-exempt income                       (0.2)      (0.4)      (0.6)
Other                                    0.2        --        (0.2)
                                       ------     ------     ------
Effective income tax rate               35.0%      34.6%      34.2%
                                       ======     ======     ======

Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 1998, approximately $16, will result in federal income taxes payable of $6 if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since the Tax Reform Act of 1984.

8.       STATUTORY FINANCIAL INFORMATION

PERMITTED STATUTORY ACCOUNTING PRACTICES
The Company prepares its statutory financial statements in accordance with accounting principles and practices prescribed or permitted by the Arizona Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a significant impact on statutory surplus or statutory net income.

The NAIC's codification initiative has produced a comprehensive guide of revised statutory accounting principles. While the NAIC has approved a January 1, 2001 implementation date for the newly developed guidance, companies must adhere to the implementation date adopted by their state of domicile. The Company's state of domicile, Arizona, is continuing its comparison of codification and current statutory accounting requirements to determine necessary revisions to existing state laws and regulations. The requirements are not expected to have a material impact on the statutory surplus of the Company.

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 1999 without prior approval of the Arizona Department of Insurance is $3,518.

9.    OTHER COMPREHENSIVE INCOME

The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:



                                                 1998                            1997                           1996
                                 --------------------------------    ----------------------------  -----------------------------
                                                           After-                         After-                         After-
                                     Pretax      Tax        tax      Pretax      Tax       tax      Pretax       Tax      tax
                                     ------      ---        ---      ------      ---       ---      ------       ---      ---

Unrealized capital gains
 and losses:
---------------------------------
Unrealized holding gains
   (losses) arising during
   the period                       $ 1,271    $  (445)   $   826    $ 1,862   $  (652)   $ 1,210   $(2,130)   $   745   $(1,385)
Less:  reclassification
   adjustment for realized
   net capital gains
   included in net income                 2         (1)         1        (70)       24        (46)      (22)         8       (14)
                                    -------    -------    -------    -------   -------    -------   -------    -------   -------
Unrealized net capital
   gains (losses)                     1,269       (444)       825      1,932      (676)     1,256    (2,108)       737    (1,371)
                                    -------    -------    -------    -------   -------    -------   -------    -------   -------
Other comprehensive
   income                           $ 1,269    $  (444)   $   825    $ 1,932   $  (676)   $ 1,256   $(2,108)   $   737   $(1,371)
                                    =======    =======    =======    =======   =======    =======   =======    =======   =======



10.      COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS
The Company's business is subject to the effects of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

From time to time the Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

                        NORTHBROOK LIFE INSURANCE COMPANY
                            SCHEDULE IV--REINSURANCE
                                ($ IN THOUSANDS)


                                   GROSS                     NET
YEAR ENDED DECEMBER 31, 1998       AMOUNT      CEDED        AMOUNT
----------------------------       ------      -----        ------

Life insurance in force          $ 494,256   $ 494,256    $   --
                                 =========   =========    =========

Premiums and contract charges:
         Life and annuities      $ 104,746   $ 104,746    $   --
                                 =========   =========    =========


                                   GROSS                     NET
YEAR ENDED DECEMBER 31, 1997       AMOUNT      CEDED        AMOUNT
----------------------------       ------      -----        ------

Life insurance in force          $ 515,890   $ 515,890    $   --
                                 =========   =========    =========

Premiums and contract charges:
         Life and annuities      $  85,538   $  85,538    $   --
                                 =========   =========    =========

                                   GROSS                     NET
YEAR ENDED DECEMBER 31, 1996       AMOUNT      CEDED        AMOUNT
----------------------------       ------      -----        ------


Life insurance in force          $ 556,242   $ 556,242    $   --
                                 =========   =========    ==========

Premiums and contract charges:
         Life and annuities      $  64,519   $  64,519    $   --
                                 =========   =========    ==========

                       NORTHBROOK VARIABLE ANNUITY ACCOUNT

                  Financial Statements as of December 31, 1998
                  and the periods ended December 31, 1998 and
                             December 31, 1997, and
                          Independent Auditors' Report

NORTHBROOK VARIABLE ANNUITY ACCOUNT

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                         Page

INDEPENDENT AUDITORS' REPORT                                               1


STATEMENTS OF NET ASSETS AS OF DECEMBER 31, 1998 FOR THE FOLLOWING:        2

   Investments in the Morgan Stanley Dean Witter Variable
    Investment Series Portfolios:
       Money Market
       High Yield
       Equity
       Quality Income Plus
       Strategist
       Dividend Growth
       Utilities
       European Growth
       Capital Growth
       Global Dividend Growth
       Pacific Growth
       Capital Appreciation
       Income Builder


STATEMENTS OF OPERATIONS FOR THE FOLLOWING:

FOR THE YEAR ENDED DECEMBER 31, 1998
   Investments in the Morgan Stanley Dean Witter Variable
    Investment Series Portfolios:
       Money Market                                                       3
       High Yield
       Equity
       Quality Income Plus
       Strategist
       Dividend Growth
       Utilities                                                          4
       European Growth
       Capital Growth
       Global Dividend Growth
       Pacific Growth
       Capital Appreciation
       Income Builder

NORTHBROOK VARIABLE ANNUITY ACCOUNT

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                          Page

STATEMENTS OF CHANGES IN NET ASSETS FOR THE FOLLOWING:

FOR THE YEAR ENDED DECEMBER 31, 1998
   Investments in the Morgan Stanley Dean Witter Variable
    Investment Series Portfolios:
       Money Market                                                       5
       High Yield
       Equity
       Quality Income Plus
       Strategist
       Dividend Growth
       Utilities                                                          6
       European Growth
       Capital Growth
       Global Dividend Growth
       Pacific Growth
       Capital Appreciation
       Income Builder
FOR THE YEAR ENDED DECEMBER 31, 1997
   Investments in the Dean Witter Variable
    Investment Series Portfolios
       Money Market                                                       7
       High Yield
       Equity
       Quality Income Plus
       Strategist
       Dividend Growth
       Utilities                                                          8
       European Growth
       Capital Growth
       Global Dividend Growth
       Pacific Growth
FOR THE PERIOD JANUARY 21, 1997  TO DECEMBER 31, 1997
   Investments in the Dean Witter Variable Investment
    Series Portfolios
       Capital Appreciation
       Income Builder


NOTES TO FINANCIAL STATEMENTS                                             9-10

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholder of Northbrook Life Insurance Company:

We have audited the accompanying statements of net assets of each of the sub-accounts ("portfolios" for purposes of this report), listed in the table of contents, that comprise Northbrook Variable Annuity Account (the "Account"), a Separate Account of Northbrook Life Insurance Company, an affiliate of The Allstate Corporation, as of December 31, 1998, and the related statements of operations and changes in net assets for the applicable periods indicated in the table of contents. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the portfolios, listed in the table of contents, that comprise the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for each of the periods, indicated in the table of contents, in conformity with generally accepted accounting principles.



/s/ Deloitte & Touche LLP

Chicago, Illinois
March 18, 1999

NORTHBROOK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 1998
--------------------------------------------------------------------------------

($ and shares in thousands)

ASSETS
Investments in the Morgan Stanley Dean Witter
   Variable Investment Series Portfolios:
       Money Market, 19,462 shares (cost $19,462)                     $   19,462
       High Yield, 3,002 shares (cost $20,281)                            15,220
       Equity, 1,416 shares (cost $33,032)                                54,618
       Quality Income Plus, 1,668 shares (cost $16,976)                   18,344
       Strategist, 2,238 shares (cost $26,759)                            37,240
       Dividend Growth, 2,824 shares (cost $37,482)                       62,501
       Utilities, 1,049 shares (cost $13,375)                             22,293
       European Growth, 476 shares (cost $9,175)                          12,949
       Capital Growth, 151 shares (cost $2,385)                            3,073
       Global Dividend Growth, 531 shares (cost $6,143)                    7,342
       Pacific Growth, 293 shares (cost $2,265)                            1,510
       Capital Appreciation, 34 shares (cost $363)                           357
       Income Builder, 55 shares (cost $615)                                 630
                                                                      ----------

           Total assets                                                  255,539

LIABILITIES
Payable to Northbrook Life Insurance Company:
  Accrued contract maintenance charges                                        71
                                                                      ----------

           Net assets                                                 $  255,468
                                                                      ==========


See notes to financial statements.


NORTHBROOK VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
---------------------------------------------------------------------------------------------------------------------

 ($ in thousands)
                                                      MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES PORTFOLIOS
                                                      ---------------------------------------------------------------
                                                                    FOR THE YEAR ENDED DECEMBER 31, 1998
                                                      ---------------------------------------------------------------
                                                                                       Quality
                                                       Money      High                  Income    Strate-    Dividend
                                                       Market     Yield      Equity      Plus      gist       Growth
                                                      ---------------------------------------------------------------

INVESTMENT INCOME
Dividends                                             $  1,587   $  2,799   $  6,563   $  1,208   $  4,353   $  7,170
Charges from Northbrook Life Insurance Company:
  Mortality and expense risk                              (189)      (172)      (521)      (191)      (370)      (657)
                                                      --------   --------   --------   --------   --------   --------

      Net investment income                              1,398      2,627      6,042      1,017      3,983      6,513

REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS
  Realized gains (losses) from sales of investments:
    Proceeds from sales                                  9,973      6,011     14,705      6,394     11,793     17,301
    Cost of investments sold                             9,973      6,983      8,686      5,599      8,426      9,623
                                                      --------   --------   --------   --------   --------   --------

      Net realized gains (losses)                           --       (972)     6,019        795      3,367      7,678


    Change in unrealized gains (losses)                     --     (1,702)     2,145        (46)     1,470     (5,466)
                                                      --------   --------   --------   --------   --------   --------

      Net gains (losses) on investments                     --     (2,674)     8,164        749      4,837      2,212
                                                      --------   --------   --------   --------   --------   --------

CHANGE IN NET ASSETS RESULTING FROM
OPERATIONS                                            $  1,398   $    (47)  $ 14,206   $  1,766   $  8,820   $  8,725
                                                      ========   ========   ========   ========   ========   ========

See notes to financial statements.



NORTHBROOK VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------

 ($ in thousands)
                                                           MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES PORTFOLIOS
                                                      --------------------------------------------------------------------------
                                                                           FOR THE YEAR ENDED DECEMBER 31, 1998
                                                      --------------------------------------------------------------------------
                                                                                        Global               Capital
                                                       Utili-    European    Capital   Dividend   Pacific    Appreci-   Income
                                                        ties      Growth     Growth     Growth    Growth      ation     Builder
                                                      --------   --------   --------   --------   --------   --------   --------

INVESTMENT INCOME
Dividends                                             $  1,655   $  1,013   $    233   $  1,046   $     80   $      4   $     46
Charges from Northbrook Life Insurance Company:
  Mortality and expense risk                              (210)      (137)       (30)       (83)       (14)        (4)        (8)
                                                      --------   --------   --------   --------   --------   --------   --------

      Net investment income                              1,445        876        203        963         66         --         38


REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS
  Realized gains (losses) from sales of investments:
    Proceeds from sales                                  6,180      6,065      1,231      3,264        743        443        488
    Cost of investments sold                             3,493      4,136      1,000      2,753      1,282        461        450
                                                      --------   --------   --------   --------   --------   --------   --------

      Net realized gains (losses)                        2,687      1,929        231        511       (539)       (18)        38


    Change in unrealized gains (losses)                    664       (133)        78       (621)       263        (19)       (40)
                                                      --------   --------   --------   --------   --------   --------   --------

      Net gains (losses) on investments                  3,351      1,796        309       (110)      (276)       (37)        (2)
                                                      --------   --------   --------   --------   --------   --------   --------


CHANGE IN NET ASSETS RESULTING FROM
OPERATIONS                                            $  4,796   $  2,672   $    512   $    853   $   (210)  $    (37)  $     36
                                                      ========   ========   ========   ========   ========   ========   ========


See notes to financial statements.


NORTHBROOK VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------

 ($ in thousands)
                                                      MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES PORTFOLIOS
                                                      ---------------------------------------------------------------
                                                                    FOR THE YEAR ENDED DECEMBER 31, 1998
                                                      ---------------------------------------------------------------
                                                                                       Quality
                                                       Money      High                  Income    Strate-    Dividend
                                                       Market     Yield      Equity      Plus      gist       Growth
                                                      ---------------------------------------------------------------
FROM OPERATIONS
Net investment income                                 $  1,398   $  2,627   $  6,042   $  1,017   $  3,983   $  6,513
Net realized gains (losses)                                 --       (972)     6,019        795      3,367      7,678
Change in unrealized gains (losses)                         --     (1,702)     2,145        (46)     1,470     (5,466)
                                                      --------   --------   --------   --------   --------   --------

      Change in net assets resulting from operations     1,398        (47)    14,206      1,766      8,820      8,725

FROM CAPITAL TRANSACTIONS
Deposits                                                    95         60        229         20         34        111
Benefit payments                                           (98)      (611)      (722)      (498)      (560)      (537)
Payments on terminations                                (4,037)    (3,141)   (10,799)    (4,305)    (8,462)   (12,887)
Contract maintenance charges                                (9)       (10)       (24)        (9)       (21)       (30)
Transfers among the portfolios and with the
  Fixed account - net                                    3,589       (536)        79        336     (1,002)    (1,667)
                                                      --------   --------   --------   --------   --------   --------

      Change in net assets resulting from
        capital transactions                              (460)    (4,238)   (11,237)    (4,456)   (10,011)   (15,010)
                                                      --------   --------   --------   --------   --------   --------

INCREASE (DECREASE) IN NET ASSETS                          938     (4,285)     2,969     (2,690)    (1,191)    (6,285)

NET ASSETS AT BEGINNING OF PERIOD                       18,519     19,501     51,635     21,029     38,421     68,769
                                                      --------   --------   --------   --------   --------   --------

NET ASSETS AT END OF PERIOD                           $ 19,457   $ 15,216   $ 54,604   $ 18,339   $ 37,230   $ 62,484
                                                      ========   ========   ========   ========   ========   ========


See notes to financial statements.



NORTHBROOK VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                                           MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES PORTFOLIOS
                                                      --------------------------------------------------------------------------
                                                                           FOR THE YEAR ENDED DECEMBER 31, 1998
                                                      --------------------------------------------------------------------------
                                                                                        Global               Capital
                                                       Utili-    European    Capital   Dividend    Pacific   Appreci-    Income
                                                        ties      Growth     Growth     Growth     Growth    ation       Builder
                                                      --------   --------   --------   --------   --------   --------   --------

FROM OPERATIONS
Net investment income                                 $  1,445   $    876   $    203   $    963   $     66   $     --   $     38
Net realized gains (losses)                              2,687      1,929        231        511       (539)       (18)        38
Change in unrealized gains (losses)                        664       (133)        78       (621)       263        (19)       (40)
                                                      --------   --------   --------   --------   --------   --------   --------


      Change in net assets resulting from operations     4,796      2,672        512        853       (210)       (37)        36

FROM CAPITAL TRANSACTIONS
Deposits                                                    27         66          3         89         25         24          1
Benefit payments                                          (226)       (37)       (41)       (26)        (1)        --         --
Payments on terminations                                (4,551)    (1,928)      (542)    (1,657)      (232)       (56)      (271)
Contract maintenance charges                               (10)        (5)        (1)        (3)        (1)        --         --
Transfers among the portfolios and with the
  Fixed account - net                                      556       (439)        66     (1,291)       142       (197)       130
                                                      --------   --------   --------   --------   --------   --------   --------

      Change in net assets resulting from
        capital transactions                            (4,204)    (2,343)      (515)    (2,888)       (67)      (229)      (140)
                                                      --------   --------   --------   --------   --------   --------   --------

INCREASE (DECREASE) IN NET ASSETS                          592        329         (3)    (2,035)      (277)      (266)      (104)

NET ASSETS AT BEGINNING OF PERIOD                       21,694     12,616      3,075      9,375      1,786        623        733
                                                      --------   --------   --------   --------   --------   --------   --------

NET ASSETS AT END OF PERIOD                           $ 22,286   $ 12,945   $  3,072   $  7,340   $  1,509   $    357   $    629
                                                      ========   ========   ========   ========   ========   ========   ========



See notes to financial statements.


NORTHBROOK VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------

 ($ and units in thousands, except value per unit)
                                                           DEAN WITTER VARIABLE INVESTMENT SERIES PORTFOLIOS
                                                      ---------------------------------------------------------------
                                                                    FOR THE YEAR ENDED DECEMBER 31, 1997
                                                      ---------------------------------------------------------------
                                                                                       Quality
                                                       Money      High                  Income    Strate-    Dividend
                                                       Market     Yield      Equity      Plus      gist       Growth
                                                      ---------------------------------------------------------------

FROM OPERATIONS
Net investment income (loss)                          $    902   $  2,206   $  3,111   $  1,280   $  1,756   $  4,162
Net realized gains (losses)                                 --     (1,610)     4,021         99      2,928      8,915
Change in unrealized gains (losses)                         --      1,461      8,002        636        503      2,637
                                                      --------   --------   --------   --------   --------   --------

     Change in net assets resulting from operations        902      2,057     15,134      2,015      5,187     15,714

FROM CAPITAL TRANSACTIONS
Deposits                                                   171        128        158         41         58        519
Benefit payments                                          (352)      (501)      (686)      (429)      (867)      (732)
Payments on termination                                 (8,317)    (4,075)   (10,931)    (5,421)    (9,961)   (19,174)
Contract maintenance charges                               (11)       (14)       (28)       (11)       (24)       (38)
Transfers among the portfolios and with the
  Fixed Account - net                                    2,907        541      1,009     (1,982)      (715)     2,527
                                                      --------   --------   --------   --------   --------   --------

     Change in net assets resulting from capital
       transactions                                     (5,602)    (3,921)   (10,478)    (7,802)   (11,509)   (16,898)
                                                      --------   --------   --------   --------   --------   --------

INCREASE (DECREASE) IN NET ASSETS                       (4,700)    (1,864)     4,656     (5,787)    (6,322)    (1,184)

NET ASSETS AT BEGINNING OF PERIOD                       23,219     21,365     46,979     26,816     44,743     69,953
                                                      --------   --------   --------   --------   --------   --------

NET ASSETS AT END OF PERIOD                           $ 18,519   $ 19,501   $ 51,635   $ 21,029   $ 38,421   $ 68,769
                                                      ========   ========   ========   ========   ========   ========
Net asset value per unit at end of year               $  19.75   $  33.22   $  65.97   $  22.67   $  26.01   $  27.67
                                                      ========   ========   ========   ========   ========   ========

Units outstanding at end of year                           938        587        783        927      1,477      2,485
                                                      ========   ========   ========   ========   ========   ========



See notes to financial statements.




NORTHBROOK VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------

 ($ and units in thousands, except value per unit)
                                                                     DEAN WITTER VARIABLE INVESTMENT SERIES PORTFOLIOS
                                                      --------------------------------------------------------------------------
                                                                                                                FOR THE PERIOD
                                                                                                             JANUARY 21, 1997 TO
                                                              FOR THE YEAR ENDED DECEMBER 31, 1997            DECEMBER 31, 1997
                                                      ----------------------------------------------------   -------------------
                                                                                        Global               Capital
                                                       Utili-    European    Capital   Dividend   Pacific    Appreci-   Income
                                                        ties      Growth     Growth     Growth    Growth      ation     Builder
                                                      --------   --------   --------   --------   --------   --------   --------

FROM OPERATIONS
Net investment income (loss)                          $    814   $    712   $    345   $    508   $     23   $     (4)  $     16
Net realized gains (losses)                              2,965      1,492        475        725       (290)         7         12
Change in unrealized gains (losses)                        974       (328)      (134)      (152)    (1,105)        13         55
                                                      --------   --------   --------   --------   --------   --------   --------

     Change in net assets resulting from operations      4,753      1,876        686      1,081     (1,372)        16         83

FROM CAPITAL TRANSACTIONS
Deposits                                                    27        188         58        192         27        139          3
Benefit payments                                          (425)       (61)        (8)       (83)       (28)        --         --
Payments on termination                                 (5,685)    (3,296)    (1,100)    (2,690)      (925)       (11)       (50)
Contract maintenance charges                               (11)        (6)        (1)        (5)        (1)        --         --
Transfers among the portfolios and with the
  Fixed Account - net                                   (4,665)       373        214        728     (1,127)       479        697
                                                      --------   --------   --------   --------   --------   --------   --------

     Change in net assets resulting from capital
       transactions                                    (10,759)    (2,802)      (837)    (1,858)    (2,054)       607        650
                                                      --------   --------   --------   --------   --------   --------   --------

INCREASE (DECREASE) IN NET ASSETS                       (6,006)      (926)      (151)      (777)    (3,426)       623        733

NET ASSETS AT BEGINNING OF PERIOD                       27,700     13,542      3,226     10,152      5,212         --         --
                                                      --------   --------   --------   --------   --------   --------   --------

NET ASSETS AT END OF PERIOD                           $ 21,694   $ 12,616   $  3,075   $  9,375   $  1,786   $    623   $    733
                                                      ========   ========   ========   ========   ========   ========   ========


Net asset value per unit at end of year               $  24.56   $  28.54   $  20.67   $  15.51   $   6.14   $  11.21   $  12.12
                                                      ========   ========   ========   ========   ========   ========   ========

Units outstanding at end of year                           883        442        149        604        291         56         60
                                                      ========   ========   ========   ========   ========   ========   ========



See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------


1.    ORGANIZATION

     Northbrook Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Northbrook Life Insurance Company ("Northbrook Life"). The assets of the Account are legally segregated from those of Northbrook Life. Northbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

     Northbrook Life issues certain annuity contracts, the deposits of which are invested at the direction of the contractholder in the sub-accounts
     ("portfolios" for purposes of this report) that comprise the Account. Contractholders bear all investment risk for amounts allocated to the Account. The portfolios invest in the Morgan Stanley Dean Witter Variable Investment Series (the "Fund"). The Account accepts additional deposits from existing contractholders, but is closed to new customers.

     Northbrook Life provides insurance and administrative services to the contractholders for a fee.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      VALUATION OF INVESTMENTS - Investments consist of shares of the Fund and are stated at fair value based on quoted market prices at December 31, 1998.

      INVESTMENT INCOME - Investment income consists of dividends declared by the Fund and is recognized on the date of record.

      REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of portfolio shares by the Account and the cost of such shares, which is determined on a weighted average basis.

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Northbrook Life. Northbrook Life is taxed as a life insurance company under the Code. No federal income taxes are payable by the Account in 1998 as the Account did not generate taxable income.

3.    CONTRACT CHARGES

      Northbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate equal to 1.0% per annum of the daily net assets of the Account. Northbrook Life guarantees that the rate of this charge will not increase over the life of the contract.

      Northbrook  Life deducts an annual contract  maintenance  charge of $30.

4.    FINANCIAL INSTRUMENTS

      The investments of the Account are carried at fair value, based upon quoted market prices. Accrued contract maintenance charges are of a short-term nature. It is assumed that their carrying value approximates fair value.


5.  UNITS ISSUED AND REDEEMED

     (Units in whole amounts)
                                                                         Unit activity during 1998:
                                                                         --------------------------
                                                Units                                               Units         Accumulation
                                             Outstanding                                         Outstanding       Unit Value
                                             December 31,         Units           Units          December 31,     December 31,
                                                1997              Issued        Redeemed             1998              1998
                                            --------------   --------------   --------------    --------------   --------------

Investments in Morgan Stanley Dean Witter
   Variable Investment Series Portfolios:
      Money Market                                 937,820          751,655         (743,962)          945,513   $        20.58
      High Yield                                   587,053           88,786         (182,911)          492,928            30.87
      Equity                                       782,723           69,942         (211,442)          641,223            85.15
      Quality Income Plus                          927,584          109,686         (283,064)          754,206            24.32
      Strategist                                 1,477,411           60,506         (396,413)        1,141,504            32.61
      Dividend Growth                            2,485,592          141,313         (619,706)        2,007,199            31.13
      Utilities                                    883,371          103,686         (245,086)          741,971            30.04
      European Growth                              441,921          150,526         (222,934)          369,513            35.03
      Capital Growth                               148,763           36,852          (60,106)          125,509            24.48
      Global Dividend Growth                       604,338           33,885         (213,477)          424,746            17.28
      Pacific Growth                               290,930          145,653         (159,582)          277,001             5.45
      Capital Appreciation                          55,544           23,432          (44,013)           34,963            10.22
      Income Builder                                60,458           29,552          (39,203)           50,807            12.39




Units relating to accrued contract maintenance charges are included in units redeemed.

                                    PART C
                               OTHER INFORMATION


b. EXHIBITS

(1) Form of Resolution of the Board of Directors of Northbrook Life Insurance Company authorizing establishment of the Variable Annuity Account (Previously filed in Post-Effective Amendment No. 21 to this Registration Statement (File No. 002-82511) dated December 31, 1996.)

(2)       Not Applicable

(3)(a)    Underwriting    Agreement    (Incorporated    herein   by    reference
          Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996.)

(3)(b) Form of General Agency Agreement (Incorporated herein by reference Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996.)

(4)       Specimen Contract

(5)       Form Application for a Contract

(6)(a) Amended and Restated Articles of Incorporation and Articles of Redomestication of Northbrook Life Insurance Company (Incorporated herein by reference to Depositor's Form 10-K annual report dated March 30, 1999.)

(6)(b) Amended and Restated By-laws of Northbrook Life Insurance Company (Incorporated herein by reference to Depositor's Form 10-K annual report dated March 30, 1999.)

(7)       Not applicable

(8) Participation Agreement (Previously filed in Post-Effective Amendment No. 20 to this Registration Statement (File No. 002-82511) dated April 30, 1996.)

(9)(a)    Opinion  and  Consent  of  General   Counsel   (Previously   filed  in
          Post-Effective Amendment No. 20 to this Registration Statement (9)(b) Opinion and Consent of General Counsel

(10)(a)   Independent Auditors' Consent

(10)(b)   Consent of Freedman, Levy, Kroll & Simonds

(11)      Not Applicable

(12) Form of Agreement to Purchase Shares (Incorporated herein by reference Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996.)


(13) Performance Data Calculations (Previously filed in Post-Effective Amendment No. 22 to this Registration Statement (File No. 002-82511) dated April 15, 1997.)

(14)      Not Applicable

(99)(a) Powers of Attorney for Keith A. Hauschildt, Kevin R. Slawin, Peter H. Heckman and Casey J. Sylla (Previously filed in Post-Effective Amendment No. 21 to this Registration Statement (File No. 002-82511) dated December 31, 1996.) (99)(b) Powers of Attorney for Louis G. Lower, II, Michael J. Velotta, Thomas J. Wilson, II and John R. Hunter




25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                          POSITION AND OFFICE WITH
BUSINESS ADDRESS                            DEPOSITOR OF THE ACCOUNT
Louis G. Lower, II                          Chairman of the Board, Chief Executive Officer
Thomas J. Wilson, II                        Director and Vice Chairman
Peter H. Heckman                            Director, President and Chief Operating Officer
Michael J. Velotta                          Director, Vice President, Secretary
                                              and  General Counsel
Sarah R. Donahue                            Director and Assistant Vice President
John R. Hunter                              Director and Assistant Vice President
Kevin R. Slawin                             Director and Vice President
Casey J. Sylla                              Director and Chief Investment Officer
Timothy N. Vander Pas                       Director and Assistant Vice President
Marla G. Friedman                           Vice President
Karen C. Gardner                            Vice President
James P. Zils                               Treasurer
Keith A. Hauschildt                         Assistant Vice President and Controller
Ronald Johnson                              Assistant Vice President
Barry S. Paul                               Assistant Vice President
Robert N. Roeters                           Assistant Vice President
C. Nelson Strom                             Assistant Vice President and Corporate Actuary
Charles F. Thalheimer                       Assistant Vice President
Timothy N. Vander Pas                       Assistant Vice President
Patricia W. Wilson                          Assistant Vice President, Assistant Secretary
                                              and Assistant Treasurer
Joanne M. Derrig                            Assistant Secretary and Chief Compliance Officer
Emma M. Kalaidjian                          Assistant Secretary
Paul N. Kierig                              Assistant Secretary
Mary J. McGinn                              Assistant Secretary
Gregory C. Sernett                          Assistant Secretary
Brenda D. Sneed                             Assistant Secretary and Assistant General Counsel
Nancy M. Bufalino                           Assistant Treasurer

The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by the Allstate Corporation on March 26, 1999 (File No. 1-11840).

27.  NUMBER OF CONTRACT OWNERS

As of April 13, 1999, there were 3,877 nonqualified contracts and 397 qualified contracts.

28.  INDEMNIFICATION

The General Agency Agreement (Exhibit 3(b)) has a provision in which Northbrook Life agrees to indemnify Dean Witter Reynolds as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Northbrook Life. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29.  PRINCIPAL UNDERWRITERS

(a) Registrant's principal underwriter, Dean Witter Reynolds Inc., is the principal underwriter for the following affiliated investment companies:

         Northbrook Variable Annuity Account II
         Northbrook Life Variable Life Separate Account A
         Allstate Life of New York Variable Annuity Account II
         Allstate Life of New York Variable Annuity Account

(b)  The directors and principal officers of the principal underwriter are:

Name and Principal Business                                   Positions and Offices
Address* of Each Such Person                                  With Underwriter
Philip J. Purcell                                    Director, Chairman and Chief Executive Officer
Richard M. Demartini                                 Director, President and Chief Operating Officer
                                                       Dean Witter Capital
James F. Higgins                                     Director, President and Chief Operating Officer
                                                       Dean Witter Financial
Stephen R. Miller                                    Director and Senior Executive Vice President
Robert J. Dwyer                                      Director, Executive Vice President and
                                                       National Sales Director
Christine A. Edwards                                 Director, Executive Vice President,
                                                       Secretary and General Counsel
Mitchell M. Merin                                    Director, Executive Vice President and
                                                       Chief Administrative Officer
Richard F. Powers, II                                Director and Executive Vice President
Thomas C. Schneider                                  Director and Executive Vice President
William B. Smith                                     Director and Executive Vice President
Raymond J. Drop                                      Executive Vice President
Fredrick J. Frohne                                   Executive Vice President
E. Davisson Hardman, Jr.                             Executive Vice President
Jeremiah A. Mullins                                  Executive Vice President
John H. Schaffer                                     Executive Vice President
Robert B. Sculthorpe                                 Executive Vice President



Anthony Basile                                       Senior Vice President
Ronald T. Carmen                                     Senior Vice President, Associate General Counsel
                                                       and Assistant Secretary
Michael T. Cunningham                                Senior Vice President
Mary E. Curran                                       Senior Vice President
David Diaz                                           Senior Vice President
Paul J. Dubow                                        Senior Vice President and Deputy General Counsel
Michael T. Gregg                                     Senior Vice President and Deputy General Counsel
Lorena J. Kern                                       Senior Vice President
George R. Ross                                       Senior Vice President
Robert P Seass                                       Senior Vice President
Joseph G. Siniscalchi                                Senior Vice President and Controller
                                                       Dean Witter Financial
Michael H. Stone                                     Senior Vice President
Charles F. Vadala, Jr.                               Senior Vice President and Chief Financial Officer
Kelly McNamara                                       Senior Vice President and
                                                       Director of Governmental Affairs
Michael D. Browne                                    Assistant Secretary
Marilyn K. Cranney                                   Assistant Secretary
Sabrina Hurley                                       Assistant Secretary

* The principal business address of the above-named individuals is Two World Trade Center, New York, New York 10048.

(c) Compensation of Dean Witter Reynolds Inc.

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

         (1)                      (2)                     (3)                     (4)                     (5)
                           Net Underwriting
  Name of Principal          Discounts and          Compensation on             Brokerage
     Underwriter              Commissions              Redemption              Commissions           Compensation

    Dean Witter
    Reynolds Inc.


30.  LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Northbrook Life Insurance Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062. The Distributor, Dean Witter Reynolds Inc., is located at Two World Trade Center, New York, New York 10048.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31.  MANAGEMENT SERVICES

None

32.  UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional
Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance ("ACLI") and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Northbrook Life Insurance Company represents that the fees and charges deducted under the Individual and Group Variable Annuity Contracts hereby registered by this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Northbrook Life Insurance Company.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Northbrook Variable Annuity Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Township of Northfield, State of Illinois, on the 27th day of April, 1999.

                                    NORTHBROOK VARIABLE ANNUITY ACCOUNT
                                                     (REGISTRANT)

                                    BY:     NORTHBROOK LIFE INSURANCE COMPANY
                                            (DEPOSITOR)

(SEAL)

Attest: /s/BRENDA D. SNEED                 By: /s/MICHAEL J. VELOTTA
        ------------------                     ---------------------
        Brenda D. Sneed                        Michael J. Velotta
        Assistant Secretary                    Vice President, Secretary and
        And Assistant General Counsel          General Counsel


As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Northbrook Life Insurance Company on the 27th day of April, 1999.


 */LOUIS G. LOWER, II            Chairman of the Board, Chief
 --------------------            Executive Officer and Director
 Louis G. Lower, II              (Principal Executive Officer)

 /s/MICHAEL J. VELOTTA           Vice President, Secretary, General
 ---------------------           Counsel and Director
 Michael J. Velotta

 */THOMAS J. WILSON, II          Vice Chairman and Director
 ----------------------          (Principal Operating Officer)
 Thomas J. Wilson, II

 */PETER H. HECKMAN              President, Chief Operating Officer
 ------------------              and Director
 Peter H. Heckman

 */JOHN R. HUNTER                Director
 ----------------
 John R. Hunter

 */KEVIN R. SLAWIN               Vice President and Director
 -----------------               (Principal Financial Officer)
 Kevin R. Slawin

 */KEITH A. HAUSCHILDT           Assistant Vice President and Controller
 ---------------------           (Principal Accounting Officer)
 Keith A. Hauschildt

*/ By Michael J. Velotta, pursuant to Power of Attorney, previously filed or filed herewith.

                                 EXHIBIT INDEX

Exhibit     Description

(9)(b)      Opinion and Consent General Counsel

(10)(a)     Independent Auditors' Consent

(10)(b)     Consent of Freedman, Levy, Kroll & Simond

(99)(b)     Power of Attorney for Thomas J. Wilson, II